Exploration in non-operating areas - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exploration in non-operating areas
Disbursements Of Exploration In Non-Operating Areas	$ 14.2	$ 11.3	$ 8.5